Subsequent Events (Details) - Subsequent Event [Member]	Aug. 01, 2025 $ / shares shares
Subsequent Events [Line Items]
Number of split shares	80
Ordinary shares issued	1
Ordinary shares outstanding	1
Minimum [Member]
Subsequent Events [Line Items]
Shares par value (in Dollars per share) | $ / shares	$ 0.001
Maximum [Member]
Subsequent Events [Line Items]
Shares par value (in Dollars per share) | $ / shares	$ 0.08